UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2001
Check here if Amendment [ ] is a restatement.
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		A R Asset Management, Inc.
Address:	335 North Maple Drive, Suite 366
		Beverly Hills, CA 90210

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Monica St. Lanne
Title:	Vice President
Phone:	310-859-7644
Signature, Place, and Date of Signing:

Monica St. Lanne	Beverly Hills, CA	August 1, 2001

Report Type (Checky only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	99
Form 13F Information Table Value Total:	215,129

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Meadowbrook Golf Group Series                                    0   129032 SH       SOLE                   129032
AES Corp                       COM              00130H105      465    10800 SH       SOLE                    10800
AOL Time Warner Inc.           COM              02364j104     1081    20400 SH       SOLE                    20400
AON Corporation                COM              037389103      618    17658 SH       SOLE                     9408     8250
AXA ADR                        COM              054536107      665    23600 SH       SOLE                    23600
Abbott Laboratories            COM              002824100      658    13700 SH       SOLE                     3500    10200
Advanced Micro Devices, Inc. U COM              007903107      491    17000 SH       SOLE                    17000
Alleghany Corp                 COM              017175100      317     1561 SH       SOLE                      249     1312
American General Corp          COM              026351106     1880    40464 SH       SOLE                    24264    16200
American Home Products Corp    COM              026609107      235     4000 SH       SOLE                     4000
American Intl Group            COM              026874107      241     2838 SH       SOLE                     2838
Anheuser Busch Cos Inc         COM              035229103      412    10000 SH       SOLE                             10000
Apple Computers Inc            COM              037833100      930    40000 SH       SOLE                    40000
Arcata Corp (liquidating)      COM                               0    12000 SH       SOLE                     1000    11000
BP Amoco PLC Spons ADR         COM              055622104      595    11942 SH       SOLE                    11642      300
Bank One Corp                  COM              06423A103      732    20457 SH       SOLE                             20457
Barnes & Noble Inc             COM              067774109     1259    32000 SH       SOLE                    28000     4000
Baxter Int'l Inc               COM              071813109      273     5406 SH       SOLE                     5406
BellSouth Corp                 COM              079860102      996    24728 SH       SOLE                    24328      400
Berkshire Hathaway Cl B        COM              084670207      612      266 SH       SOLE                      266
Boeing Co                      COM              097023105      394     7080 SH       SOLE                     7080
Boston Properties Inc.         COM              101121101      245     6000 SH       SOLE                              6000
Bristol Myers                  COM              110122108     4769    91184 SH       SOLE                    90216      968
Cendant Corp.                  COM              151313103      920    47200 SH       SOLE                    43200     4000
Cheung Kong Holding            COM              166744201      327    30000 SH       SOLE                    30000
Chevron Corp                   COM              166751107     2599    28719 SH       SOLE                    22944     5775
Cisco Systems Inc              COM              17275R102      561    30800 SH       SOLE                    30800
CitiGroup Inc.                 COM              13218P105     6847   129587 SH       SOLE                    84587    45000
Clear Channel Communications,  COM              184502102      339     5400 SH       SOLE                     5400
Coca Cola Enterprises          COM              191219104     1471    90000 SH       SOLE                             90000
Coca-Cola Co                   COM              191216100    50461  1121350 SH       SOLE                    33606  1087744
Comcast Corp                   COM                             582    13400 SH       SOLE                    13400
Cypress Biosciences            COM              232674101      268    92308 SH       SOLE                             92308
Delta Airlines                 COM              247361108      343     7780 SH       SOLE                     7354      426
Devon Energy Corp.             COM              25179m103      451     8600 SH       SOLE                     8600
EMC Corporation                COM              268648102      603    20600 SH       SOLE                    20600
Eli Lilly & Co.                COM              532457108      222     3000 SH       SOLE                              3000
Ericsson L.M. Telephone Co     COM                             319    58880 SH       SOLE                    58880
Excalibur Technologies Corp    COM              300651205      556    25000 SH       SOLE                             25000
Exxon Mobil Corporation        COM              302290101     6701    76720 SH       SOLE                    54467    22253
Federal National Mortage Assn  COM              313586109     2557    30070 SH       SOLE                    21770     8300
Federated Department Stores In COM              31410H101     1079    25382 SH       SOLE                    25382
FleetBoston Financial Corp.    COM              338915101     1588    40251 SH       SOLE                    38220     2031
Ford Motor Cp DE NEW           COM              345370100     1677    68294 SH       SOLE                    50312    17982
Freddie Mac - Voting Common    COM              313400301    12997   190990 SH       SOLE                   166314    24676
Freeport McMoran Copper & Gold COM              35671D857      198    17904 SH       SOLE                    17904
Gemstar International Group Lt COM              36866W106      213     5000 SH       SOLE                     2000     3000
General Electric               COM              369604103    12850   263600 SH       SOLE                   215984    47616
General Motors Class H New     COM              370442832      798    38259 SH       SOLE                    32154     6105
General Motors Corporation     COM              370442105      779    12100 SH       SOLE                    11528      572
Gillette Company               COM              375766102      785    27088 SH       SOLE                    27088
Golden Sitka Resources Inc     COM                               0    16162 SH       SOLE                             16162
Halliburton Co.                COM              406216101      434    12200 SH       SOLE                    12200
He-Ro Group                    COM              42979J107        9    20000 SH       SOLE                             20000
Hewlett Packard Co             COM              428236103     2169    75840 SH       SOLE                    67840     8000
Hugoton Royalty Trust Texas    COM              444717102      163    13000 SH       SOLE                     8000     5000
Intel Corp                     COM              458140100     4496   153720 SH       SOLE                   126120    27600
International Business Machine COM              459200101     9821    86908 SH       SOLE                    58704    28204
J.P. Morgan Chase & Co.        COM              16161A108     1645    36891 SH       SOLE                    36591      300
Johnson & Johnson              COM              478160104     1812    36244 SH       SOLE                    35214     1030
Kimberly-Clark                 COM              494368103     2318    41460 SH       SOLE                    41260      200
Loews Cos.                     COM              540424108     7525   116800 SH       SOLE                    79512    37288
May Department Stores Comp     COM              577778103     6413   187176 SH       SOLE                   152132    35044
McDonald's Corp                COM              580135101      261     9660 SH       SOLE                     9360      300
Meadowbrook Golf Inc           COM              583195102      619   587050 SH       SOLE                   562050    25000
Merck & Co.                    COM              589331107     9351   146320 SH       SOLE                   127120    19200
Microsoft Corp                 COM              594918104      649     8890 SH       SOLE                     8890
Motorola Inc.                  COM              620076109      766    46240 SH       SOLE                    46240
Nestle ADR                     COM                             255     4800 SH       SOLE                              4800
Nokia                          COM              654902204      828    37300 SH       SOLE                    37200      100
Oceanic Exploration            COM                              39    65000 SH       SOLE                             65000
Oracle Corp                    COM              68389X105      866    45600 SH       SOLE                    45600
Pall Corp                      COM              696429307      275    11686 SH       SOLE                     8348     3338
Payless Shoesource Inc         COM              704379106      234     3616 SH       SOLE                     3536       80
PepsiCo                        COM              713448108     2524    57100 SH       SOLE                    29100    28000
Pfizer, Inc.                   COM              717081103     6307   157490 SH       SOLE                    79440    78050
Philip Morris Companies        COM              718154107     7507   147930 SH       SOLE                    67980    79950
Procter & Gamble Co Com        COM              742718109      946    14830 SH       SOLE                             14830
Providian Corp                 COM              74406A102      533     9000 SH       SOLE                     9000
Public Storage                 COM              74460D109      414    13971 SH       SOLE                     1488    12483
Reuters Group PLC Spons ADR    COM              76132m102      725     9329 SH       SOLE                     9329
Royal Dutch Petroleum NV ADR   COM              780257804     3310    56800 SH       SOLE                    32572    24228
SBC Communications Inc         COM              78387G103      946    23625 SH       SOLE                    17379     6246
Schering Plough Corporation    COM              806605101      435    12000 SH       SOLE                    12000
Singapore Airlines             COM              870794302      716   103600 SH       SOLE                   103600
Sovereign Bancorp Inc          COM              845905108      195    15000 SH       SOLE                     5000    10000
Sun Microsystems               COM              866810104     1214    77200 SH       SOLE                    77200
Swire Pacific Ltd Spons ADR Rp COM              870794302      207    40000 SH       SOLE                    40000
Target Corp. (frmly Dayton Hud COM              239753106      578    16700 SH       SOLE                    16700
Texaco Inc                     COM              881694103     2523    37851 SH       SOLE                    37665      186
Transocean Sedco Forex Inc.    COM              900781090      393     9538 SH       SOLE                     9538
U.S. Bancorp (Formerly First B COM              902973106     2593   113783 SH       SOLE                   113404      379
USA Networks Inc (formerly HSN COM              902984103      560    20000 SH       SOLE                    20000
Venture Stores                 COM              92267K951        0    10861 SH       SOLE                     8934     1927
Verizon                        COM              92343V104      233     4352 SH       SOLE                     4152      200
Viacom Inc Cl B                COM              925524308     1625    31400 SH       SOLE                    31400
Vornado Realty Trust           COM              929042109      234     6000 SH       SOLE                              6000
WalMart Stores                 COM              931142103      752    15400 SH       SOLE                     5100    10300
News Corp Ltd ADR Voting Shs P                  652487802     1750    54005 SH       SOLE                    53280      725